CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock , par value (in dollars per share)		$ 0.000001	$ 0.000001
Preferred stock, authorized (in shares)		98,127,000	98,127,000
Preferred stock, issued (in shares)		93,963,000	93,963,000
Preferred stock, outstanding (in shares)		93,963,000	93,963,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.000001	$ 0.000001
Common stock, authorized (in shares)	2,000,000,000	265,000,000	265,000,000
Common stock, outstanding (in shares)	174,957,000	58,057,000	87,222,000
Common stock, issued (in shares)	174,957,000	58,057,000	87,222,000
Previously Reported [Member]
Common stock, outstanding (in shares)		87,646,000
Common stock, issued (in shares)		87,646,000
Sponsor Earn Out Securities [Member]
Common stock, outstanding (in shares)	6,250,000,000	6,250,000,000
Common stock, issued (in shares)	6,250,000,000	6,250,000,000
Series A Preferred Stock
Preferred stock , par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	20,000,000	0
Preferred stock, issued (in shares)	142,000	0
Preferred stock, outstanding (in shares)	142,000	0
Redeemable Convertible Preferred Stock [Member]
Preferred stock , par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	0	98,127,000
Preferred stock, issued (in shares)	0	62,240,000
Preferred stock, outstanding (in shares)	0	62,240,000
Common Stock [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	1,980,000,000